Revenues (Tables)	6 Months Ended
Jun. 30, 2023
Revenue from Contract with Customer [Abstract]
Summary of Revenues Amounts in Accompanying Consolidated Statements of Operations
The amounts in the accompanying unaudited condensed consolidated statements of comprehensive income are analyzed as follows:

	For the six-month periods ended June 30,
	2022	2023
Time charter revenues	8,937,026	18,384,522
Bareboat revenues	1,388,990	—
Voyage charter revenues	5,950,928	105,363,659
Other income	187,705	717,141

Total	16,464,649	124,465,322